Investment Objectives and Goals - RiverNorth Active Income ETF	Jul. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	RiverNorth Active Income ETF – CEFZ FUND Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of RiverNorth Active Income ETF (the “Fund”) is to provide long-term capital appreciation and income.